Capitalized Software Development Costs, Net	12 Months Ended
Dec. 31, 2018
Research and Development [Abstract]
Capitalized Software Development Costs, Net
NOTE 5:	CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs during the years ended December 31, 2017 and 2018 were as follows:

	Year ended December 31,
	2017	2018

Balance at the beginning of the year	$20,755	$23,761

Capitalization	5,567	5,160
Amortization	(4,824)	(4,859)
Functional currency translation adjustments	2,263	(1,628)

Balance at year end	$23,761	$22,434

Amortization of capitalized software development costs for 2016, 2017 and 2018, were $4,929, $4,824 and $4,859, respectively. Amortization expense is included in cost of revenues.